Income Taxes (Deferred Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Aggregate Deferred Income Tax [Abstract]
Deferred tax assets	$ 30,731	$ 26,159
Deferred tax liabilities	(29,378)	(27,589)
Net deferred income assets (liability)	1,353	(1,430)
GE
Aggregate Deferred Income Tax [Abstract]
Deferred tax assets	19,942	15,284
Deferred tax liabilities	(11,170)	(10,223)
Net deferred income assets (liability)	8,772	5,061
GECC
Aggregate Deferred Income Tax [Abstract]
Deferred tax assets	10,789	10,875
Deferred tax liabilities	(18,208)	(17,366)
Net deferred income assets (liability)	$ (7,419)	$ (6,491)